Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income and loss from continuing operations before income taxes
Domestic	$ 244,401	$ 124,463	$ (220,351)
Foreign	792	7,114	31,664
Income and loss from continuing operations before income taxes	$ 245,193	$ 131,577	$ (188,687)